Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Innovator Buffer Step-Up Strategy ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Buffer Step-Up Strategy ETF®
Class Name	Innovator Buffer Step-Up Strategy ETF®
Trading Symbol	BSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Buffer Step-Up Strategy ETF®	$44	0.89%
[1]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BSTP for more recent performance information.
Net Assets	$ 54,638,992
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 308,093
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$54,638,992
Number of Holdings	4
Net Advisory Fee	$308,093
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.58	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.57	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $656.08	-1.6%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.66	-4.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSTP
Innovator Deepwater Frontier Tech ETF
Shareholder Report [Line Items]
Fund Name	Innovator Deepwater Frontier Tech ETF
Class Name	Innovator Deepwater Frontier Tech ETF
Trading Symbol	LOUP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Deepwater Frontier Tech ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOUP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOUP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Deepwater Frontier Tech ETF	$34	0.70%
[2]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LOUP for more recent performance information.
Net Assets	$ 77,027,069
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 247,296
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$77,027,069
Number of Holdings	31
Net Advisory Fee	$247,296
Portfolio Turnover	66%
30-Day SEC Yield	-0.43%
30-Day SEC Yield Unsubsidized	-0.43%

Holdings [Text Block]

Top Sectors	(%)
Technology	51.3%
Communications	21.3%
Industrial	12.6%
Consumer, Non-cyclical	8.3%
Financial	3.1%
Basic Materials	3.1%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOUP
Innovator Equity Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Equity Managed Floor ETF®
Class Name	Innovator Equity Managed Floor ETF®
Trading Symbol	SFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Managed Floor ETF® for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=SFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Managed Floor ETF®	$44	0.89%
[3]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=SFLR for more recent performance information.
Net Assets	$ 795,683,227
Holdings Count | $ / shares	237
Advisory Fees Paid, Amount	$ 2,955,307
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$795,683,227
Number of Holdings	237
Net Advisory Fee	$2,955,307
Portfolio Turnover	8%
30-Day SEC Yield	0.51%
30-Day SEC Yield Unsubsidized	0.51%

Holdings [Text Block]

Top Sectors	(%)
Technology	28.3%
Communications	15.4%
Financial	14.5%
Consumer, Non-cyclical	14.7%
Consumer, Cyclical	8.1%
Industrial	6.9%
Energy	3.1%
Utilities	2.6%
Finance and Insurance	1.9%
Cash & Other	4.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=SFLR
Innovator Equity Premium Income - Daily PutWrite ETF
Shareholder Report [Line Items]
Fund Name	Innovator Equity Premium Income - Daily PutWrite ETF
Class Name	Innovator Equity Premium Income - Daily PutWrite ETF
Trading Symbol	SPUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Premium Income - Daily PutWrite ETF for the period of March 13, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=SPUT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=SPUT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Premium Income - Daily Putwrite ETF	$10	0.79%
[4]
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=SPUT for more recent performance information.
Net Assets	$ 4,878,070
Holdings Count | $ / shares	507
Advisory Fees Paid, Amount	$ 4,380
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,878,070
Number of Holdings	507
Net Advisory Fee	$4,380
Portfolio Turnover	27%
30-Day SEC Yield	6.99%
30-Day SEC Yield Unsubsidized	6.99%

Holdings [Text Block]

Top Sectors	(%)
Financial	26.4%
Technology	15.3%
Consumer, Non-cyclical	8.7%
Communications	8.1%
Consumer, Cyclical	4.4%
Industrial	3.8%
Energy	1.7%
Utilities	1.2%
Basic Materials	0.8%
Cash & Other	29.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=SPUT
Innovator Gradient Tactical Rotation Strategy ETF
Shareholder Report [Line Items]
Fund Name	Innovator Gradient Tactical Rotation Strategy ETF
Class Name	Innovator Gradient Tactical Rotation Strategy ETF
Trading Symbol	IGTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Gradient Tactical Rotation Strategy ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IGTR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IGTR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Gradient Tactical Rotation Strategy ETF	$38	0.80%
[5]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IGTR for more recent performance information.
Net Assets	$ 74,137,234
Holdings Count | $ / shares	101
Advisory Fees Paid, Amount	$ 451,164
Investment Company Portfolio Turnover	188.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$74,137,234
Number of Holdings	101
Net Advisory Fee	$451,164
Portfolio Turnover	188%
30-Day SEC Yield	1.51%
30-Day SEC Yield Unsubsidized	1.51%

Holdings [Text Block]

Top Sectors	(%)
Consumer, Non-cyclical	23.2%
Financial	22.9%
Utilities	17.5%
Industrial	12.8%
Consumer, Cyclical	6.8%
Technology	6.3%
Communications	4.8%
Basic Materials	3.6%
Energy	1.7%
Cash & Other	0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IGTR
Innovator Hedged Nasdaq-100® ETF
Shareholder Report [Line Items]
Fund Name	Innovator Hedged Nasdaq-100® ETF
Class Name	Innovator Hedged Nasdaq-100® ETF
Trading Symbol	QHDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Hedged Nasdaq-100® ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QHDG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QHDG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Hedged Nasdaq-100® ETF	$39	0.79%
[6]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QHDG for more recent performance information.
Net Assets	$ 9,602,638
Holdings Count | $ / shares	105
Advisory Fees Paid, Amount	$ 35,543
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,602,638
Number of Holdings	105
Net Advisory Fee	$35,543
Portfolio Turnover	11%
30-Day SEC Yield	0.07%
30-Day SEC Yield Unsubsidized	0.07%

Holdings [Text Block]

Top Sectors	(%)
Technology	48.1%
Communications	26.4%
Consumer, Non-cyclical	10.8%
Consumer, Cyclical	9.1%
Industrial	1.8%
Utilities	1.5%
Basic Materials	1.5%
Energy	0.5%
Financial	0.2%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QHDG
Innovator IBD® 50 ETF
Shareholder Report [Line Items]
Fund Name	Innovator IBD® 50 ETF
Class Name	Innovator IBD® 50 ETF
Trading Symbol	FFTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator IBD® 50 ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=FFTY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=FFTY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator IBD® 50 ETF	$40	0.80%
[7]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=FFTY for more recent performance information.
Net Assets	$ 60,915,460
Holdings Count | $ / shares	51
Advisory Fees Paid, Amount	$ 151,890
Investment Company Portfolio Turnover	721.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,915,460
Number of Holdings	51
Net Advisory Fee	$151,890
Portfolio Turnover	721%
30-Day SEC Yield	-0.19%
30-Day SEC Yield Unsubsidized	-0.46%

Holdings [Text Block]

Top Sectors	(%)
Consumer, Non-cyclical	32.8%
Financial	18.9%
Technology	18.1%
Basic Materials	11.6%
Industrial	8.9%
Communications	3.6%
Energy	2.5%
Utilities	2.0%
Consumer, Cyclical	1.5%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=FFTY
Innovator IBD® Breakout Opportunities ETF
Shareholder Report [Line Items]
Fund Name	Innovator IBD® Breakout Opportunities ETF
Class Name	Innovator IBD® Breakout Opportunities ETF
Trading Symbol	BOUT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator IBD® Breakout Opportunities ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOUT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BOUT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator IBD® Breakout Opportunities ETF	$38	0.80%
[8]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BOUT for more recent performance information.
Net Assets	$ 11,760,126
Holdings Count | $ / shares	102
Advisory Fees Paid, Amount	$ 53,537
Investment Company Portfolio Turnover	981.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$11,760,126
Number of Holdings	102
Net Advisory Fee	$53,537
Portfolio Turnover	981%
30-Day SEC Yield	1.08%
30-Day SEC Yield Unsubsidized	1.08%

Holdings [Text Block]

Top Sectors	(%)
Consumer, Non-cyclical	28.8%
Financial	22.0%
Consumer, Cyclical	13.0%
Technology	10.2%
Industrial	9.9%
Communications	4.9%
Utilities	4.5%
Energy	3.5%
Basic Materials	2.0%
Cash & Other	1.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BOUT
Innovator Laddered Allocation Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Buffer ETF™
Class Name	Innovator Laddered Allocation Buffer ETF™
Trading Symbol	BUFB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Buffer ETF™ for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Laddered Allocation Buffer ETF™	$5	0.10%
[9]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BUFB for more recent performance information.
Net Assets	$ 205,988,488
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 97,275
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$205,988,488
Number of Holdings	12
Net Advisory Fee	$97,275
Portfolio Turnover	0%
30-Day SEC Yield	-0.06%
30-Day SEC Yield Unsubsidized	-0.06%

Holdings [Text Block]

Top Holdings	(%)
Innovator U.S. Equity Buffer ETF - May	8.3%
Innovator U.S. Equity Buffer ETF - February	8.3%
Innovator U.S. Equity Buffer ETF - November	8.3%
Innovator U.S. Equity Buffer ETF - October	8.3%
Innovator U.S. Equity Buffer ETF - September	8.3%
Innovator U.S. Equity Buffer ETF - August	8.3%
Innovator U.S. Equity Buffer ETF -December	8.3%
Innovator U.S. Equity Buffer ETF - January	8.3%
Innovator U.S. Equity Buffer ETF - March	8.3%
Innovator U.S. Equity Buffer ETF April	8.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFB
Innovator Laddered Allocation Power Buffer ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Laddered Allocation Power Buffer ETF™
Class Name	Innovator Laddered Allocation Power Buffer ETF™
Trading Symbol	BUFF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Laddered Allocation Power Buffer ETF™ for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BUFF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BUFF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Laddered Allocation Power Buffer ETF™	$5	0.10%
[10]
Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BUFF for more recent performance information.
Net Assets	$ 578,030,840
Holdings Count | $ / shares	13
Advisory Fees Paid, Amount	$ 270,006
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$578,030,840
Number of Holdings	13
Net Advisory Fee	$270,006
Portfolio Turnover	0%
30-Day SEC Yield	-0.05%
30-Day SEC Yield Unsubsidized	-0.05%

Holdings [Text Block]

Top Holdings	(%)
Innovator U.S. Equity Power Buffer ETF - May	8.4%
Innovator U.S. Equity Power Buffer ETF - January	8.3%
Innovator U.S. Equity Power Buffer ETF - November	8.3%
Innovator U.S. Equity Power Buffer ETF - February	8.3%
Innovator U.S. Equity Power Buffer ETF - April	8.3%
Innovator U.S. Equity Power Buffer ETF - March	8.3%
Innovator U.S. Equity Power Buffer ETF - August	8.3%
Innovator U.S. Equity Power Buffer ETF - October	8.3%
Innovator U.S. Equity Power Buffer ETF - September	8.3%
Innovator U.S. Equity Power Buffer ETF - December	8.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BUFF
Innovator Nasdaq-100 Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100 Managed Floor ETF®
Class Name	Innovator Nasdaq-100 Managed Floor ETF®
Trading Symbol	QFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Nasdaq-100 Managed Floor ETF® for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Nasdaq-100 Managed Floor ETF®	$44	0.89%
[11]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QFLR for more recent performance information.
Net Assets	$ 282,808,026
Holdings Count | $ / shares	54
Advisory Fees Paid, Amount	$ 1,162,660
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$282,808,026
Number of Holdings	54
Net Advisory Fee	$1,162,660
Portfolio Turnover	19%
30-Day SEC Yield	-0.01%
30-Day SEC Yield Unsubsidized	-0.01%

Holdings [Text Block]

Top Holdings	(%)
Apple, Inc.	8.8%
Microsoft Corp.	8.6%
NVIDIA Corp.	7.2%
Amazon.com, Inc.	6.0%
Broadcom, Inc.	4.9%
Meta Platforms, Inc. - Class A	3.8%
Netflix, Inc.	3.8%
Costco Wholesale Corp.	3.7%
Tesla, Inc.	3.0%
Alphabet, Inc. - Class A	2.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QFLR
Innovator Power Buffer Step-Up Strategy ETF®
Shareholder Report [Line Items]
Fund Name	Innovator Power Buffer Step-Up Strategy ETF®
Class Name	Innovator Power Buffer Step-Up Strategy ETF®
Trading Symbol	PSTP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Power Buffer Step-Up Strategy ETF® for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSTP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSTP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Power Buffer Step-Up Strategy ETF®	$44	0.89%
[12]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PSTP for more recent performance information.
Net Assets	$ 103,568,956
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 461,477
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$103,568,956
Number of Holdings	4
Net Advisory Fee	$461,477
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.67	96.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.73	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $640.14	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.68	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSTP
Innovator S&P Investment Grade Preferred ETF
Shareholder Report [Line Items]
Fund Name	Innovator S&P Investment Grade Preferred ETF
Class Name	Innovator S&P Investment Grade Preferred ETF
Trading Symbol	EPRF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator S&P Investment Grade Preferred ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EPRF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EPRF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator S&P Investment Grade Preferred ETF	$23	0.47%
[13]
Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EPRF for more recent performance information.
Net Assets	$ 86,445,903
Holdings Count | $ / shares	76
Advisory Fees Paid, Amount	$ 227,505
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$86,445,903
Number of Holdings	76
Portfolio Turnover	14%
Net Advisory Fee	$227,505
Average Credit Quality	AAA
Effective Duration	2 yrs

Holdings [Text Block]

Top Holdings	(%)
Ares Management Corp.	4.8%
Apollo Global Management, Inc.	4.7%
KKR & Co., Inc.	4.5%
Enstar Group Ltd.	4.1%
Axis Capital Holdings Ltd.	4.0%
Hartford Insurance Group, Inc.	3.9%
Voya Financial, Inc.	3.9%
Bank of New York Mellon Corp.	3.9%
Northern Trust Corp.	3.9%
Agree Realty Corp.	3.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EPRF
Innovator U.S. Small Cap Managed Floor ETF®
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Managed Floor ETF®
Class Name	Innovator U.S. Small Cap Managed Floor ETF®
Trading Symbol	RFLR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Managed Floor ETF® for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RFLR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RFLR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Managed Floor ETF®	$43	0.89%
[14]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=RFLR for more recent performance information.
Net Assets	$ 19,042,302
Holdings Count | $ / shares	1,337
Advisory Fees Paid, Amount	$ 52,489
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,042,302
Number of Holdings	1,337
Net Advisory Fee	$52,489
Portfolio Turnover	22%
30-Day SEC Yield	0.85%
30-Day SEC Yield Unsubsidized	0.85%

Holdings [Text Block]

Top Sectors	(%)
Financial	23.1%
Consumer, Non-cyclical	20.4%
Industrial	12.2%
Consumer, Cyclical	11.1%
Technology	8.9%
Finance and Insurance	4.5%
Energy	4.3%
Communications	4.1%
Basic Materials	3.0%
Cash & Other	8.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RFLR
Innovator Uncapped Accelerated U.S. Equity ETF™
Shareholder Report [Line Items]
Fund Name	Innovator Uncapped Accelerated U.S. Equity ETF™
Class Name	Innovator Uncapped Accelerated U.S. Equity ETF™
Trading Symbol	XUSP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Uncapped Accelerated U.S. Equity ETF™ for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XUSP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XUSP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Accelerated U.S. Equity ETF™	$38	0.79%
[15]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XUSP for more recent performance information.
Net Assets	$ 35,130,333
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 186,905
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$35,130,333
Number of Holdings	12
Net Advisory Fee	$186,905
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.79	26.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.88	25.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.49	24.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.62	24.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $587.36	2.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $615.38	1.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $602.45	0.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $571.43	0.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.78	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.24	-1.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XUSP
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Class Name	Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly
Trading Symbol	TFJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TFJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TFJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 5 Floor ETF® - Quarterly	$39	0.79%
[16]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TFJL for more recent performance information.
Net Assets	$ 34,905,046
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 134,859
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$34,905,046
Number of Holdings	3
Net Advisory Fee	$134,859
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.23	98.6%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $86.48	1.4%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.34	0.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TFJL
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Class Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July
Trading Symbol	TBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July	$39	0.79%
[17]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TBJL for more recent performance information.
Net Assets	$ 35,056,947
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 84,615
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$35,056,947
Number of Holdings	4
Net Advisory Fee	$84,615
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $0.92	96.2%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $92.12	4.4%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $114.64	-0.1%
iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2025; Exercise Price: $83.83	-0.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TBJL
Innovator Defined Wealth Shield ETF
Shareholder Report [Line Items]
Fund Name	Innovator Defined Wealth Shield ETF
Class Name	Innovator Defined Wealth Shield ETF
Trading Symbol	BALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Defined Wealth Shield ETF for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Defined Wealth Shield ETF	$35	0.69%
[18]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BALT for more recent performance information.
Net Assets	$ 1,398,533,550
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,811,991
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,398,533,550
Number of Holdings	4
Net Advisory Fee	$3,811,991
Portfolio Turnover	0%
30-Day SEC Yield	-0.67%
30-Day SEC Yield Unsubsidized	-0.67%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.40	98.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.39	3.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $447.51	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $573.23	-1.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BALT
Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Class Name	Innovator Emerging Markets 10 Buffer ETF™ - Quarterly
Trading Symbol	EBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Emerging Markets 10 Buffer ETF - Quarterly	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EBUF for more recent performance information.
Net Assets	$ 5,963,649
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 34,507
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,963,649
Number of Holdings	4
Net Advisory Fee	$34,507
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.11	99.1%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $43.70	2.9%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $39.33	-0.6%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $45.33	-1.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EBUF
Innovator Emerging Markets Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - April
Class Name	Innovator Emerging Markets Power Buffer ETF™ - April
Trading Symbol	EAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - April	$44	0.89%
[19]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EAPR for more recent performance information.
Net Assets	$ 72,635,194
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 269,458
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,635,194
Number of Holdings	4
Net Advisory Fee	$269,458
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $0.44	97.6%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $43.70	6.8%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $50.12	-2.2%
iShares MSCI Emerging Markets ETF, Expiration: 03/31/2026; Exercise Price: $37.15	-2.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EAPR
Innovator Emerging Markets Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - January
Class Name	Innovator Emerging Markets Power Buffer ETF™ - January
Trading Symbol	EJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - January	$44	0.89%
[20]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EJAN for more recent performance information.
Net Assets	$ 110,401,452
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 523,353
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$110,401,452
Number of Holdings	4
Net Advisory Fee	$523,353
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $0.42	99.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $41.82	4.3%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $35.55	-1.5%
iShares MSCI Emerging Markets ETF, Expiration: 12/31/2025; Exercise Price: $48.22	-2.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJAN
Innovator Emerging Markets Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - July
Class Name	Innovator Emerging Markets Power Buffer ETF™ - July
Trading Symbol	EJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - July	$44	0.89%
[21]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EJUL for more recent performance information.
Net Assets	$ 71,226,607
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 338,938
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$71,226,607
Number of Holdings	4
Net Advisory Fee	$338,938
Portfolio Turnover	0%
30-Day SEC Yield	-0.85%
30-Day SEC Yield Unsubsidized	-0.85%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $0.43	98.4%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $42.59	2.0%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $49.15	-0.2%
iShares MSCI Emerging Markets ETF, Expiration: 06/30/2025; Exercise Price: $36.20	-0.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EJUL
Innovator Emerging Markets Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Emerging Markets Power Buffer ETF™ - October
Class Name	Innovator Emerging Markets Power Buffer ETF™ - October
Trading Symbol	EOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Emerging Markets Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Emerging Markets Power Buffer ETF™ - October	$44	0.89%
[22]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EOCT for more recent performance information.
Net Assets	$ 61,098,663
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 282,670
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$61,098,663
Number of Holdings	4
Net Advisory Fee	$282,670
Portfolio Turnover	0%
30-Day SEC Yield	-0.86%
30-Day SEC Yield Unsubsidized	-0.86%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $0.46	95.1%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $45.86	6.7%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $53.10	-0.3%
iShares MSCI Emerging Markets ETF, Expiration: 09/30/2025; Exercise Price: $38.98	-1.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EOCT
Innovator Equity Defined Protection ETF™ - 1 Yr April
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr April
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr April
Trading Symbol	ZAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr April for the period of March 31, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr April	$7	0.79%
[23]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZAPR for more recent performance information.
Net Assets	$ 42,293,293
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 17,075
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$42,293,293
Number of Holdings	3
Net Advisory Fee	$17,075
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.63	97.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.42	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $601.51	-4.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZAPR
Innovator Equity Defined Protection ETF™ - 1 Yr August
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr August
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr August
Trading Symbol	ZAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr August for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr August	$39	0.79%
[24]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZAUG for more recent performance information.
Net Assets	$ 73,399,987
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 287,708
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$73,399,987
Number of Holdings	3
Net Advisory Fee	$287,708
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.54	97.0%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.84	3.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $599.39	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZAUG
Innovator Equity Defined Protection ETF™ - 1 Yr December
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr December
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr December
Trading Symbol	ZDEK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr December for the period of November 29, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZDEK. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZDEK
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr December	$32	0.79%
[25]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZDEK for more recent performance information.
Net Assets	$ 168,175,133
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 376,749
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$168,175,133
Number of Holdings	3
Net Advisory Fee	$376,749
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.05	91.5%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.57	8.7%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $649.49	-0.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZDEK
Innovator Equity Defined Protection ETF™ - 1 Yr February
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr February
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr February
Trading Symbol	ZFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr February for the period of January 31, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr February	$19	0.79%
[26]
Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZFEB for more recent performance information.
Net Assets	$ 135,087,103
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 184,979
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$135,087,103
Number of Holdings	3
Net Advisory Fee	$184,979
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.04	91.7%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.84	9.1%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $647.86	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZFEB
Innovator Equity Defined Protection ETF™ - 1 Yr January
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr January
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr January
Trading Symbol	ZJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr January for the period of December 31, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr January	$26	0.79%
[27]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZJAN for more recent performance information.
Net Assets	$ 53,705,093
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 116,758
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$53,705,093
Number of Holdings	3
Net Advisory Fee	$116,758
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.90	93.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.12	7.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $630.27	-1.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJAN
Innovator Equity Defined Protection ETF™ - 1 Yr July
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr July
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr July
Trading Symbol	ZJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF™ - 1 Yr July	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZJUL for more recent performance information.
Net Assets	$ 112,895,089
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 415,473
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$112,895,089
Number of Holdings	3
Net Advisory Fee	$415,473
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.51	97.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.25	2.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $595.92	-0.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZJUL
Innovator Equity Defined Protection ETF™ - 1 Yr March
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr March
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr March
Trading Symbol	ZMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr March for the period of February 28, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr March	$13	0.79%
[28]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZMAR for more recent performance information.
Net Assets	$ 105,170,642
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 114,391
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$105,170,642
Number of Holdings	3
Net Advisory Fee	$114,391
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.97	92.6%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.20	8.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $640.41	-1.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZMAR
Innovator Equity Defined Protection ETF™ - 1 Yr May
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr May
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr May
Trading Symbol	ZMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr May for the period of April 30, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr May	$0	0.79%
[29]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZMAY for more recent performance information.
Net Assets	$ 1,210,961
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,210,961
Number of Holdings	3
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.57	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.56	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $594.58	-5.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZMAY
Innovator Equity Defined Protection ETF™ - 1 Yr November
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr November
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr November
Trading Symbol	ZNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr November for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr November	$39	0.79%
[30]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZNOV for more recent performance information.
Net Assets	$ 50,148,946
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 179,198
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$50,148,946
Number of Holdings	3
Net Advisory Fee	$179,198
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.72	95.4%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.67	6.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $611.29	-1.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZNOV
Innovator Equity Defined Protection ETF™ - 1 Yr October
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr October
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr October
Trading Symbol	ZOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr October	$39	0.79%
[31]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZOCT for more recent performance information.
Net Assets	$ 73,202,170
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 279,737
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$73,202,170
Number of Holdings	3
Net Advisory Fee	$279,737
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.81	94.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.79	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $612.66	-1.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZOCT
Innovator Equity Defined Protection ETF™ - 1 Yr September
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 1 Yr September
Class Name	Innovator Equity Defined Protection ETF™ - 1 Yr September
Trading Symbol	ZSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 1 Yr September for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 1 Yr September	$39	0.79%
[32]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZSEP for more recent performance information.
Net Assets	$ 81,687,413
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 355,358
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$81,687,413
Number of Holdings	3
Net Advisory Fee	$355,358
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.67	96.0%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.71	4.9%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $606.18	-1.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZSEP
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026
Trading Symbol	AAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to April 2026 for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to April 2026	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AAPR for more recent performance information.
Net Assets	$ 60,218,808
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 265,360
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$60,218,808
Number of Holdings	3
Net Advisory Fee	$265,360
Portfolio Turnover	2%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $9.42	98.1%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $523.07	4.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $617.22	-3.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AAPR
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027
Trading Symbol	TAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027 for the period of March 31, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to April 2027	$7	0.79%
[33]
Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TAPR for more recent performance information.
Net Assets	$ 5,491,352
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 2,178
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,491,352
Number of Holdings	3
Net Advisory Fee	$2,178
Portfolio Turnover	7%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07	96.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39	8.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09	-5.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TAPR
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026
Trading Symbol	AJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026 for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2026	$39	0.79%
[34]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AJAN for more recent performance information.
Net Assets	$ 49,264,503
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 213,475
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$49,264,503
Number of Holdings	3
Net Advisory Fee	$213,475
Portfolio Turnover	4%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $8.56	106.0%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $475.31	2.6%
SPDR S&P 500 ETF, Expiration: 12/31/2025; Exercise Price: $550.46	-8.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJAN
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027
Trading Symbol	TJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027 for the period of December 31, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to January 2027	$26	0.79%
[35]
Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TJAN for more recent performance information.
Net Assets	$ 54,084,878
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 106,631
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$54,084,878
Number of Holdings	3
Net Advisory Fee	$106,631
Portfolio Turnover	6%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55	92.2%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08	9.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50	-2.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TJAN
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025
Trading Symbol	TJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025 for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=TJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=TJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2025	$40	0.79%
[36]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=TJUL for more recent performance information.
Net Assets	$ 158,433,430
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 772,951
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$158,433,430
Number of Holdings	3
Net Advisory Fee	$772,951
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $8.12	107.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $450.84	0.3%
SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $525.81	-8.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=TJUL
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026
Trading Symbol	AJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026 for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 2 Yr to July 2026	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AJUL for more recent performance information.
Net Assets	$ 67,632,718
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 262,763
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$67,632,718
Number of Holdings	3
Net Advisory Fee	$262,763
Portfolio Turnover	2%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80	95.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22	6.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27	-2.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AJUL
Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026
Class Name	Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026
Trading Symbol	AOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026 for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=AOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=AOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 2 Yr to October 2026	$39	0.79%
[37]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=AOCT for more recent performance information.
Net Assets	$ 84,823,327
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 294,888
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$84,823,327
Number of Holdings	3
Net Advisory Fee	$294,888
Portfolio Turnover	3%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $10.33	94.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $573.76	8.7%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2026; Exercise Price: $648.12	-3.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=AOCT
Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct
Class Name	Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct
Trading Symbol	APOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Equity Defined Protection ETF™ - 6 Mo Apr/Oct	$39	0.79%
[38]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APOC for more recent performance information.
Net Assets	$ 72,873,612
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 296,312
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$72,873,612
Number of Holdings	3
Net Advisory Fee	$296,312
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $2.80	98.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $559.39	5.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $580.26	-3.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APOC
Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul
Shareholder Report [Line Items]
Fund Name	Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul
Class Name	Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul
Trading Symbol	JAJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Equity Defined Protection ETF™ - 6 Mo Jan/Jul for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JAJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JAJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JAJL for more recent performance information.
Net Assets	$ 246,463,770
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 738,576
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$246,463,770
Number of Holdings	3
Net Advisory Fee	$738,576
Portfolio Turnover	0%
30-Day SEC Yield	-0.77%
30-Day SEC Yield Unsubsidized	-0.77%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $2.93	94.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $586.08	5.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $608.06	-0.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JAJL
Innovator Growth Accelerated ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated ETF® - Quarterly
Class Name	Innovator Growth Accelerated ETF® - Quarterly
Trading Symbol	XDQQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated ETF® - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDQQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth Accelerated ETF-Quarterly	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDQQ for more recent performance information.
Net Assets	$ 33,867,669
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 149,187
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$33,867,669
Number of Holdings	3
Net Advisory Fee	$149,187
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $1.17	99.7%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $468.92	5.3%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $492.18	-5.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDQQ
Innovator Growth Accelerated Plus ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - April
Class Name	Innovator Growth Accelerated Plus ETF® - April
Trading Symbol	QTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - April	$40	0.79%
[39]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTAP for more recent performance information.
Net Assets	$ 14,279,700
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 58,532
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,279,700
Number of Holdings	3
Net Advisory Fee	$58,532
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.70	100.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	24.2%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98	-24.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTAP
Innovator Growth Accelerated Plus ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - January
Class Name	Innovator Growth Accelerated Plus ETF® - January
Trading Symbol	QTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - January	$39	0.79%
[40]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTJA for more recent performance information.
Net Assets	$ 14,263,068
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 74,825
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,263,068
Number of Holdings	3
Net Advisory Fee	$74,825
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.13	97.4%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	10.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $544.36	-8.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJA
Innovator Growth Accelerated Plus ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - July
Class Name	Innovator Growth Accelerated Plus ETF® - July
Trading Symbol	QTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - July	$39	0.79%
[41]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTJL for more recent performance information.
Net Assets	$ 12,404,833
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 62,654
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,404,833
Number of Holdings	3
Net Advisory Fee	$62,654
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.81	95.5%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	7.8%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $510.20	-3.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTJL
Innovator Growth Accelerated Plus ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator Growth Accelerated Plus ETF® - October
Class Name	Innovator Growth Accelerated Plus ETF® - October
Trading Symbol	QTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth Accelerated Plus ETF® - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth Accelerated Plus ETF® - October	$39	0.79%
[42]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QTOC for more recent performance information.
Net Assets	$ 13,968,642
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 47,440
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,968,642
Number of Holdings	3
Net Advisory Fee	$47,440
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.90	96.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	11.5%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $520.14	-8.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QTOC
Innovator Growth-100 Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - April
Class Name	Innovator Growth-100 Power Buffer ETF™ - April
Trading Symbol	NAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - April	$39	0.79%
[43]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NAPR for more recent performance information.
Net Assets	$ 235,834,686
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 750,763
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$235,834,686
Number of Holdings	4
Net Advisory Fee	$750,763
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.69	100.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92	7.5%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $398.58	-3.3%
Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $541.18	-4.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAPR
Innovator Growth-100 Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - August
Class Name	Innovator Growth-100 Power Buffer ETF™ - August
Trading Symbol	NAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - August	$39	0.79%
[44]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NAUG for more recent performance information.
Net Assets	$ 18,790,274
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 67,324
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$18,790,274
Number of Holdings	4
Net Advisory Fee	$67,324
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $4.71	97.1%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $471.07	4.3%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $545.31	-0.5%
Invesco QQQ Trust Series 1, Expiration: 07/31/2025; Exercise Price: $400.41	-1.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NAUG
Innovator Growth-100 Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - December
Class Name	Innovator Growth-100 Power Buffer ETF™ - December
Trading Symbol	NDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - December for the period of November 29, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - December	$32	0.79%
[45]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC for more recent performance information.
Net Assets	$ 75,349,603
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 217,846
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$75,349,603
Number of Holdings	4
Net Advisory Fee	$217,846
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $5.10	94.7%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $509.74	9.5%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $583.91	-0.8%
Invesco QQQ Trust Series 1, Expiration: 11/28/2025; Exercise Price: $433.28	-3.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NDEC
Innovator Growth-100 Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - February
Class Name	Innovator Growth-100 Power Buffer ETF™ - February
Trading Symbol	NFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - February for the period of January 31, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - February	$18	0.79%
[46]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB for more recent performance information.
Net Assets	$ 48,385,474
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 76,590
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$48,385,474
Number of Holdings	4
Net Advisory Fee	$76,590
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $5.22	94.1%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $522.29	11.3%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $599.54	-0.9%
Invesco QQQ Trust Series 1, Expiration: 01/30/2026; Exercise Price: $443.95	-4.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NFEB
Innovator Growth-100 Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - January
Class Name	Innovator Growth-100 Power Buffer ETF™ - January
Trading Symbol	NJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - January	$39	0.79%
[47]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJAN for more recent performance information.
Net Assets	$ 275,681,418
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,017,960
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$275,681,418
Number of Holdings	4
Net Advisory Fee	$1,017,960
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $5.11	94.8%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $511.23	10.0%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $587.91	-0.9%
Invesco QQQ Trust Series 1, Expiration: 12/31/2025; Exercise Price: $434.55	-4.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJAN
Innovator Growth-100 Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - July
Class Name	Innovator Growth-100 Power Buffer ETF™ - July
Trading Symbol	NJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - July	$39	0.79%
[48]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJUL for more recent performance information.
Net Assets	$ 200,990,621
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 915,921
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$200,990,621
Number of Holdings	4
Net Advisory Fee	$915,921
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.79	96.6%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11	4.0%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $556.73	-0.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $407.24	-0.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUL
Innovator Growth-100 Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - June
Class Name	Innovator Growth-100 Power Buffer ETF™ - June
Trading Symbol	NJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Growth-100 Power Buffer ETF - June	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NJUN for more recent performance information.
Net Assets	$ 39,815,702
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 106,554
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$39,815,702
Number of Holdings	4
Net Advisory Fee	$106,554
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $4.51	98.7%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $450.71	1.2%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $523.23	-0.1%
Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $383.10	-0.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NJUN
Innovator Growth-100 Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - March
Class Name	Innovator Growth-100 Power Buffer ETF™ - March
Trading Symbol	NMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - March for the period of February 28, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - March	$13	0.79%
[49]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR for more recent performance information.
Net Assets	$ 33,150,282
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 32,724
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$33,150,282
Number of Holdings	4
Net Advisory Fee	$32,724
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Largest Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $5.08	95.6%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $508.17	10.2%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $585.21	-1.7%
Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $431.94	-4.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAR
Innovator Growth-100 Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - May
Class Name	Innovator Growth-100 Power Buffer ETF™ - May
Trading Symbol	NMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - May for the period of April 30, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - May	$0	0.79%
[50]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY for more recent performance information.
Net Assets	$ 1,226,273
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,226,273
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $4.75	99.4%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $475.47	8.2%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $404.15	-3.7%
Invesco QQQ Trust Series 1, Expiration: 04/30/2026; Exercise Price: $556.30	-4.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=NMAY
Innovator Growth-100 Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - November
Class Name	Innovator Growth-100 Power Buffer ETF™ - November
Trading Symbol	NNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - November	$39	0.79%
[51]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NNOV for more recent performance information.
Net Assets	$ 25,833,521
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 95,856
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$25,833,521
Number of Holdings	4
Net Advisory Fee	$95,856
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $4.84	96.6%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $483.85	6.8%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $560.49	-1.2%
Invesco QQQ Trust Series 1, Expiration: 10/31/2025; Exercise Price: $411.27	-2.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NNOV
Innovator Growth-100 Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - October
Class Name	Innovator Growth-100 Power Buffer ETF™ - October
Trading Symbol	NOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - October	$39	0.79%
[52]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NOCT for more recent performance information.
Net Assets	$ 151,753,749
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 623,864
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$151,753,749
Number of Holdings	4
Net Advisory Fee	$623,864
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $4.88	96.2%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $488.07	6.7%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $558.84	-0.8%
Invesco QQQ Trust Series 1, Expiration: 09/30/2025; Exercise Price: $414.86	-2.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NOCT
Innovator Growth-100 Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator Growth-100 Power Buffer ETF™ - September
Class Name	Innovator Growth-100 Power Buffer ETF™ - September
Trading Symbol	NSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Growth-100 Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=NSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=NSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Growth-100 Power Buffer ETF™ - September	$39	0.79%
[53]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=NSEP for more recent performance information.
Net Assets	$ 28,247,516
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 140,646
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$28,247,516
Number of Holdings	4
Net Advisory Fee	$140,646
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $4.76	96.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $476.27	5.2%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $546.42	-0.9%
Invesco QQQ Trust Series 1, Expiration: 08/29/2025; Exercise Price: $404.83	-1.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=NSEP
Innovator International Developed 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Class Name	Innovator International Developed 10 Buffer ETF™ - Quarterly
Trading Symbol	IBUF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed 10 Buffer ETF™ - Quarterly	$43	0.85%
[54]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IBUF for more recent performance information.
Net Assets	$ 23,547,593
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 60,526
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$23,547,593
Number of Holdings	4
Net Advisory Fee	$60,526
Portfolio Turnover	0%
30-Day SEC Yield	-0.81%
30-Day SEC Yield Unsubsidized	-0.81%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.20	100.3%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $81.73	1.8%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $73.56	-0.5%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $85.60	-1.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IBUF
Innovator International Developed Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - April
Class Name	Innovator International Developed Power Buffer ETF™ - April
Trading Symbol	IAPR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - April	$43	0.85%
[55]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IAPR for more recent performance information.
Net Assets	$ 238,856,627
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 808,874
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$238,856,627
Number of Holdings	4
Net Advisory Fee	$808,874
Portfolio Turnover	0%
30-Day SEC Yield	-0.79%
30-Day SEC Yield Unsubsidized	-0.79%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $0.82	99.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $81.73	3.9%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $69.47	-1.5%
iShares MSCI EAFE ETF, Expiration: 03/31/2026; Exercise Price: $94.64	-2.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAPR
Innovator International Developed Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - August
Class Name	Innovator International Developed Power Buffer ETF™ - August
Trading Symbol	IAUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - August	$44	0.85%
[56]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IAUG for more recent performance information.
Net Assets	$ 16,930,977
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 60,154
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,930,977
Number of Holdings	4
Net Advisory Fee	$60,154
Portfolio Turnover	0%
30-Day SEC Yield	-0.79%
30-Day SEC Yield Unsubsidized	-0.79%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $0.80	98.8%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $80.36	1.9%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $68.31	-0.4%
iShares MSCI EAFE ETF, Expiration: 07/31/2025; Exercise Price: $93.35	-0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IAUG
Innovator International Developed Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - December
Class Name	Innovator International Developed Power Buffer ETF™ - December
Trading Symbol	IDEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - December	$43	0.85%
[57]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IDEC for more recent performance information.
Net Assets	$ 22,154,838
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 78,282
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$22,154,838
Number of Holdings	4
Net Advisory Fee	$78,282
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $0.79	99.4%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $78.97	2.5%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $67.12	-0.8%
iShares MSCI EAFE ETF, Expiration: 11/28/2025; Exercise Price: $93.45	-1.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IDEC
Innovator International Developed Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - February
Class Name	Innovator International Developed Power Buffer ETF™ - February
Trading Symbol	IFEB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - February	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IFEB for more recent performance information.
Net Assets	$ 27,914,146
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 77,300
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$27,914,146
Number of Holdings	4
Net Advisory Fee	$77,300
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $0.79	100.1%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $79.24	3.2%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $67.35	-1.3%
iShares MSCI EAFE ETF, Expiration: 01/30/2026; Exercise Price: $92.69	-2.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IFEB
Innovator International Developed Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - January
Class Name	Innovator International Developed Power Buffer ETF™ - January
Trading Symbol	IJAN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - January	$43	0.85%
[58]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJAN for more recent performance information.
Net Assets	$ 203,474,115
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 754,201
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$203,474,115
Number of Holdings	4
Net Advisory Fee	$754,201
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.76	100.8%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $75.61	2.3%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $64.27	-1.0%
iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $90.92	-2.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJAN
Innovator International Developed Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - July
Class Name	Innovator International Developed Power Buffer ETF™ - July
Trading Symbol	IJUL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - July	$44	0.85%
[59]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJUL for more recent performance information.
Net Assets	$ 143,679,734
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 637,686
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$143,679,734
Number of Holdings	4
Net Advisory Fee	$637,686
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.78	99.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $78.33	1.0%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $66.58	-0.2%
iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $91.49	-0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUL
Innovator International Developed Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - June
Class Name	Innovator International Developed Power Buffer ETF™ - June
Trading Symbol	IJUN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - June	$43	0.85%
[60]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IJUN for more recent performance information.
Net Assets	$ 30,131,232
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 98,973
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$30,131,232
Number of Holdings	4
Net Advisory Fee	$98,973
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $0.81	99.1%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $81.18	0.7%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $98.02	0.0%
iShares MSCI EAFE ETF, Expiration: 05/30/2025; Exercise Price: $69.00	0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IJUN
Innovator International Developed Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - March
Class Name	Innovator International Developed Power Buffer ETF™ - March
Trading Symbol	IMAR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator International Developed Power Buffer ETF - March	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IMAR for more recent performance information.
Net Assets	$ 40,423,575
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 132,937
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$40,423,575
Number of Holdings	4
Net Advisory Fee	$132,937
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $0.82	99.0%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $81.58	3.7%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $69.34	-1.2%
iShares MSCI EAFE ETF, Expiration: 02/27/2026; Exercise Price: $94.73	-1.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAR
Innovator International Developed Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - May
Class Name	Innovator International Developed Power Buffer ETF™ - May
Trading Symbol	IMAY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - May	$43	0.85%
[61]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IMAY for more recent performance information.
Net Assets	$ 12,164,312
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 37,868
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,164,312
Number of Holdings	7
Net Advisory Fee	$37,868
Portfolio Turnover	0%
30-Day SEC Yield	-0.78%
30-Day SEC Yield Unsubsidized	-0.78%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $0.85	96.9%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $84.75	6.3%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $98.29	-1.1%
iShares MSCI EAFE ETF, Expiration: 04/30/2026; Exercise Price: $72.04	-2.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IMAY
Innovator International Developed Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - November
Class Name	Innovator International Developed Power Buffer ETF™ - November
Trading Symbol	INOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=INOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=INOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - November	$43	0.85%
[62]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=INOV for more recent performance information.
Net Assets	$ 13,816,560
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 52,614
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,816,560
Number of Holdings	4
Net Advisory Fee	$52,614
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $0.79	99.8%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $79.22	2.4%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $67.34	-0.8%
iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: $91.55	-1.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=INOV
Innovator International Developed Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - October
Class Name	Innovator International Developed Power Buffer ETF™ - October
Trading Symbol	IOCT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=IOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=IOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - October	$43	0.85%
[63]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=IOCT for more recent performance information.
Net Assets	$ 124,050,186
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 501,715
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$124,050,186
Number of Holdings	4
Net Advisory Fee	$501,715
Portfolio Turnover	0%
30-Day SEC Yield	-0.80%
30-Day SEC Yield Unsubsidized	-0.80%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $0.84	97.6%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $83.63	3.5%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $95.88	-0.5%
iShares MSCI EAFE ETF, Expiration: 09/30/2025; Exercise Price: $71.09	-0.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=IOCT
Innovator International Developed Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator International Developed Power Buffer ETF™ - September
Class Name	Innovator International Developed Power Buffer ETF™ - September
Trading Symbol	ISEP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator International Developed Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ISEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ISEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator International Developed Power Buffer ETF™ - September	$43	0.85%
[64]
Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ISEP for more recent performance information.
Net Assets	$ 79,556,770
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 286,200
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$79,556,770
Number of Holdings	4
Net Advisory Fee	$286,200
Portfolio Turnover	0%
30-Day SEC Yield	-0.81%
30-Day SEC Yield Unsubsidized	-0.81%

Holdings [Text Block]

Top Holdings	(%)
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $0.83	98.2%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $82.98	2.7%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $95.53	-0.5%
iShares MSCI EAFE ETF, Expiration: 08/29/2025; Exercise Price: $70.53	-0.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ISEP
Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly
Class Name	Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly
Trading Symbol	QBUF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=QBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=QBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Nasdaq-100 10 Buffer ETF™ - Quarterly	$40	0.79%
[65]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=QBUF for more recent performance information.
Net Assets	$ 92,287,300
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 416,345
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$92,287,300
Number of Holdings	4
Net Advisory Fee	$416,345
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $1.19	100.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $468.92	3.4%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $422.03	-1.1%
Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $491.48	-2.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=QBUF
Innovator Premium Income 10 Barrier ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 10 Barrier ETF™ - July
Class Name	Innovator Premium Income 10 Barrier ETF™ - July
Trading Symbol	JULD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULD. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 10 Barrier ETF™ - July	$40	0.79%
[66]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULD for more recent performance information.
Net Assets	$ 5,568,144
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 19,860
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,568,144
Number of Holdings	4
Net Advisory Fee	$19,860
Portfolio Turnover	0%
30-Day SEC Yield	3.65%
30-Day SEC Yield Unsubsidized	3.65%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	101.7%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,860.03	6.9%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $491.46	-0.1%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,914.64	-8.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULD
Innovator Premium Income 10 Barrier ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 10 Barrier ETF™ - October
Class Name	Innovator Premium Income 10 Barrier ETF™ - October
Trading Symbol	OCTD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 10 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTD. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 10 Barrier ETF™ - October	$39	0.79%
[67]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTD for more recent performance information.
Net Assets	$ 5,231,545
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 18,278
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,231,545
Number of Holdings	5
Net Advisory Fee	$18,278
Portfolio Turnover	0%
30-Day SEC Yield	3.58%
30-Day SEC Yield Unsubsidized	3.58%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	103.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,128.54	26.2%
United States Treasury Bill	1.9%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $518.62	-0.1%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $5,186.16	-31.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTD
Innovator Premium Income 15 Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - April
Class Name	Innovator Premium Income 15 Buffer ETF™ - April
Trading Symbol	LAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 15 Buffer ETF - April	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LAPR for more recent performance information.
Net Assets	$ 5,574,660
Holdings Count | $ / shares	12
Advisory Fees Paid, Amount	$ 16,118
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$5,574,660
Number of Holdings	12
Net Advisory Fee	$16,118
Portfolio Turnover	0%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	98.6%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LAPR
Innovator Premium Income 15 Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - January
Class Name	Innovator Premium Income 15 Buffer ETF™ - January
Trading Symbol	LJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - January	$39	0.79%
[68]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LJAN for more recent performance information.
Net Assets	$ 13,300,119
Holdings Count | $ / shares	9
Advisory Fees Paid, Amount	$ 43,899
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,300,119
Number of Holdings	9
Net Advisory Fee	$43,899
Portfolio Turnover	0%
30-Day SEC Yield	3.34%
30-Day SEC Yield Unsubsidized	3.34%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.2%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $499.43	-3.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJAN
Innovator Premium Income 15 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - July
Class Name	Innovator Premium Income 15 Buffer ETF™ - July
Trading Symbol	LJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - July	$40	0.79%
[69]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LJUL for more recent performance information.
Net Assets	$ 2,379,168
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 9,365
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,379,168
Number of Holdings	3
Net Advisory Fee	$9,365
Portfolio Turnover	0%
30-Day SEC Yield	3.78%
30-Day SEC Yield Unsubsidized	3.78%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.0%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.60	-0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LJUL
Innovator Premium Income 15 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 15 Buffer ETF™ - October
Class Name	Innovator Premium Income 15 Buffer ETF™ - October
Trading Symbol	LOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 15 Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=LOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=LOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 15 Buffer ETF™ - October	$40	0.79%
[70]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=LOCT for more recent performance information.
Net Assets	$ 19,406,645
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 74,337
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,406,645
Number of Holdings	6
Net Advisory Fee	$74,337
Portfolio Turnover	0%
30-Day SEC Yield	3.44%
30-Day SEC Yield Unsubsidized	3.44%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.3%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
United States Treasury Bill	0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.71	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=LOCT
Innovator Premium Income 20 Barrier ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - April
Class Name	Innovator Premium Income 20 Barrier ETF™ - April
Trading Symbol	APRH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - April	$39	0.79%
[71]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRH for more recent performance information.
Net Assets	$ 26,739,913
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 106,484
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$26,739,913
Number of Holdings	7
Net Advisory Fee	$106,484
Portfolio Turnover	0%
30-Day SEC Yield	3.38%
30-Day SEC Yield Unsubsidized	3.38%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.9%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,433.42	41.1%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $448.95	-0.2%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $4,489.54	-45.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRH
Innovator Premium Income 20 Barrier ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - January
Class Name	Innovator Premium Income 20 Barrier ETF™ - January
Trading Symbol	JANH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - January	$39	0.79%
[72]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JANH for more recent performance information.
Net Assets	$ 12,033,137
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 40,663
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,033,137
Number of Holdings	6
Net Advisory Fee	$40,663
Portfolio Turnover	0%
30-Day SEC Yield	3.42%
30-Day SEC Yield Unsubsidized	3.42%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	101.8%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,657.38	39.8%
United States Treasury Bill	1.6%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $471.63	-0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,716.34	-44.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANH
Innovator Premium Income 20 Barrier ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - July
Class Name	Innovator Premium Income 20 Barrier ETF™ - July
Trading Symbol	JULH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - July	$40	0.79%
[73]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULH for more recent performance information.
Net Assets	$ 18,053,975
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 78,425
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$18,053,975
Number of Holdings	4
Net Advisory Fee	$78,425
Portfolio Turnover	0%
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.87%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.7%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,313.96	4.5%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $436.86	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $4,368.57	-5.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULH
Innovator Premium Income 20 Barrier ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 20 Barrier ETF™ - October
Class Name	Innovator Premium Income 20 Barrier ETF™ - October
Trading Symbol	OCTH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 20 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTH. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTH
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 20 Barrier ETF™ - October	$40	0.79%
[74]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTH for more recent performance information.
Net Assets	$ 18,837,382
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 78,338
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$18,837,382
Number of Holdings	5
Net Advisory Fee	$78,338
Portfolio Turnover	0%
30-Day SEC Yield	3.52%
30-Day SEC Yield Unsubsidized	3.52%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	101.5%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,552.30	22.8%
United States Treasury Bill	1.6%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $460.99	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,609.92	-25.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTH
Innovator Premium Income 30 Barrier ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - April
Class Name	Innovator Premium Income 30 Barrier ETF™ - April
Trading Symbol	APRJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=APRJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=APRJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - April	$39	0.79%
[75]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=APRJ for more recent performance information.
Net Assets	$ 37,768,140
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 139,687
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$37,768,140
Number of Holdings	7
Net Advisory Fee	$139,687
Portfolio Turnover	0%
30-Day SEC Yield	3.32%
30-Day SEC Yield Unsubsidized	3.32%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.3%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,872.23	34.4%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 03/31/2026; Exercise Price: $392.83	-0.1%
S&P 500 Index, Expiration: 03/31/2026; Exercise Price: $3,928.35	-37.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=APRJ
Innovator Premium Income 30 Barrier ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - January
Class Name	Innovator Premium Income 30 Barrier ETF™ - January
Trading Symbol	JANJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JANJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JANJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - January	$39	0.79%
[76]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JANJ for more recent performance information.
Net Assets	$ 17,633,790
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 76,678
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,633,790
Number of Holdings	6
Net Advisory Fee	$76,678
Portfolio Turnover	0%
30-Day SEC Yield	3.32%
30-Day SEC Yield Unsubsidized	3.32%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.5%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,067.84	30.1%
United States Treasury Bill	1.3%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 12/31/2025; Exercise Price: $412.68	-0.1%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $4,126.79	-33.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JANJ
Innovator Premium Income 30 Barrier ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - July
Class Name	Innovator Premium Income 30 Barrier ETF™ - July
Trading Symbol	JULJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - July	$40	0.79%
[77]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULJ for more recent performance information.
Net Assets	$ 19,963,827
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 85,426
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,963,827
Number of Holdings	4
Net Advisory Fee	$85,426
Portfolio Turnover	0%
30-Day SEC Yield	3.85%
30-Day SEC Yield Unsubsidized	3.85%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.4%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,767.89	3.1%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $382.25	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,822.50	-3.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULJ
Innovator Premium Income 30 Barrier ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 30 Barrier ETF™ - October
Class Name	Innovator Premium Income 30 Barrier ETF™ - October
Trading Symbol	OCTJ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 30 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTJ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 30 Barrier ETF™ - October	$40	0.79%
[78]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTJ for more recent performance information.
Net Assets	$ 19,608,193
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 87,843
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,608,193
Number of Holdings	5
Net Advisory Fee	$87,843
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.3%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,976.06	16.2%
United States Treasury Bill	1.3%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $403.37	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $4,033.68	-17.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTJ
Innovator Premium Income 40 Barrier ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 40 Barrier ETF™ - July
Class Name	Innovator Premium Income 40 Barrier ETF™ - July
Trading Symbol	JULQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=JULQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=JULQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 40 Barrier ETF™ - July	$40	0.79%
[79]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=JULQ for more recent performance information.
Net Assets	$ 7,481,959
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 30,945
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$7,481,959
Number of Holdings	4
Net Advisory Fee	$30,945
Portfolio Turnover	0%
30-Day SEC Yield	3.79%
30-Day SEC Yield Unsubsidized	3.79%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.2%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,221.82	2.3%
S&P 500 Mini Index, Expiration: 06/30/2025; Exercise Price: $327.64	0.0%
S&P 500 Index, Expiration: 06/30/2025; Exercise Price: $3,276.43	-2.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=JULQ
Innovator Premium Income 40 Barrier ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 40 Barrier ETF™ - October
Class Name	Innovator Premium Income 40 Barrier ETF™ - October
Trading Symbol	OCTQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 40 Barrier ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=OCTQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=OCTQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 40 Barrier ETF™ - October	$40	0.79%
[80]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=OCTQ for more recent performance information.
Net Assets	$ 15,490,453
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 50,934
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$15,490,453
Number of Holdings	5
Net Advisory Fee	$50,934
Portfolio Turnover	0%
30-Day SEC Yield	3.43%
30-Day SEC Yield Unsubsidized	3.43%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	99.8%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,399.82	12.1%
United States Treasury Bill	1.1%
S&P 500 Mini Index, Expiration: 09/30/2025; Exercise Price: $345.74	0.0%
S&P 500 Index, Expiration: 09/30/2025; Exercise Price: $3,457.44	-13.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=OCTQ
Innovator Premium Income 9 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 9 Buffer ETF™ - July
Class Name	Innovator Premium Income 9 Buffer ETF™ - July
Trading Symbol	HJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=HJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator Premium Income 9 Buffer ETF - July	$40	0.79%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=HJUL for more recent performance information.
Net Assets	$ 1,185,320
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 4,680
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,185,320
Number of Holdings	3
Net Advisory Fee	$4,680
Portfolio Turnover	0%
30-Day SEC Yield	3.91%
30-Day SEC Yield Unsubsidized	3.91%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	100.4%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.26	-0.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=HJUL
Innovator Premium Income 9 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator Premium Income 9 Buffer ETF™ - October
Class Name	Innovator Premium Income 9 Buffer ETF™ - October
Trading Symbol	HOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Premium Income 9 Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=HOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=HOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Premium Income 9 Buffer ETF™ - October	$40	0.79%
[81]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=HOCT for more recent performance information.
Net Assets	$ 12,837,809
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 56,091
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,837,809
Number of Holdings	6
Net Advisory Fee	$56,091
Portfolio Turnover	0%
30-Day SEC Yield	3.50%
30-Day SEC Yield Unsubsidized	3.50%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	101.1%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
United States Treasury Bill	0.5%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.14	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=HOCT
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Trading Symbol	ZALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=ZALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=ZALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly	$35	0.69%
[82]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=ZALT for more recent performance information.
Net Assets	$ 431,700,925
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,222,882
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$431,700,925
Number of Holdings	4
Net Advisory Fee	$1,222,882
Portfolio Turnover	0%
30-Day SEC Yield	-0.66%
30-Day SEC Yield Unsubsidized	-0.66%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.39	98.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.38	3.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $503.45	-1.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $580.48	-1.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=ZALT
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly
Trading Symbol	EALT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=EALT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=EALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity 5 to 15 Buffer ETF™ - Quarterly	$34	0.69%
[83]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=EALT for more recent performance information.
Net Assets	$ 133,165,890
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 394,553
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$133,165,890
Number of Holdings	4
Net Advisory Fee	$394,553
Portfolio Turnover	0%
30-Day SEC Yield	-0.66%
30-Day SEC Yield Unsubsidized	-0.66%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.38	99.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $531.42	2.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $594.69	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $475.48	-0.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=EALT
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April
Trading Symbol	XBAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - April	$40	0.79%
[84]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBAP for more recent performance information.
Net Assets	$ 236,964,981
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 457,286
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$236,964,981
Number of Holdings	5
Net Advisory Fee	$457,286
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.57	98.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	8.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.37	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.02	-4.2%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $595.14	-10.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBAP
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January
Trading Symbol	XBJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - January	$39	0.79%
[85]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBJA for more recent performance information.
Net Assets	$ 93,357,101
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 381,820
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$93,357,101
Number of Holdings	5
Net Advisory Fee	$381,820
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.84	95.7%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	8.0%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.06	4.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $620.37	-3.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.31	-4.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJA
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July
Trading Symbol	XBJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated 9 Buffer ETF - July	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBJL for more recent performance information.
Net Assets	$ 107,189,433
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 660,432
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$107,189,433
Number of Holdings	5
Net Advisory Fee	$660,432
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.41	96.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.20	4.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.20	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.22	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $577.74	-2.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBJL
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Class Name	Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October
Trading Symbol	XBOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XBOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XBOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated 9 Buffer ETF™ - October	$39	0.79%
[86]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XBOC for more recent performance information.
Net Assets	$ 194,853,745
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 365,147
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$194,853,745
Number of Holdings	5
Net Advisory Fee	$365,147
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.70	95.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.74	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.74	4.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $605.95	-3.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.10	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XBOC
Innovator U.S. Equity Accelerated ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - July
Class Name	Innovator U.S. Equity Accelerated ETF® - July
Trading Symbol	XDJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - July	$39	0.79%
[87]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDJL for more recent performance information.
Net Assets	$ 4,204,517
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 34,473
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$4,204,517
Number of Holdings	3
Net Advisory Fee	$34,473
Portfolio Turnover	0%
30-Day SEC Yield	-0.72%
30-Day SEC Yield Unsubsidized	-0.72%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.47	96.2%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22	4.8%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $588.85	-1.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDJL
Innovator U.S. Equity Accelerated ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - October
Class Name	Innovator U.S. Equity Accelerated ETF® - October
Trading Symbol	XDOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - October	$39	0.79%
[88]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDOC for more recent performance information.
Net Assets	$ 2,902,987
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 20,094
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$2,902,987
Number of Holdings	3
Net Advisory Fee	$20,094
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.77	97.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76	4.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $617.71	-2.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDOC
Innovator U.S. Equity Accelerated ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Class Name	Innovator U.S. Equity Accelerated ETF® - Quarterly
Trading Symbol	XDSQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated ETF® - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XDSQ. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated ETF® - Quarterly	$39	0.79%
[89]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XDSQ for more recent performance information.
Net Assets	$ 51,792,072
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 221,374
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$51,792,072
Number of Holdings	3
Net Advisory Fee	$221,374
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.41	99.3%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.39	3.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $580.98	-2.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XDSQ
Innovator U.S. Equity Accelerated Plus ETF® - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - April
Trading Symbol	XTAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTAP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - April	$40	0.79%
[90]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTAP for more recent performance information.
Net Assets	$ 27,314,115
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 54,121
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$27,314,115
Number of Holdings	3
Net Advisory Fee	$54,121
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.56	99.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.36	17.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $590.44	-16.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTAP
Innovator U.S. Equity Accelerated Plus ETF® - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - January
Trading Symbol	XTJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJA. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - January	$39	0.79%
[91]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTJA for more recent performance information.
Net Assets	$ 16,577,917
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 58,958
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$16,577,917
Number of Holdings	3
Net Advisory Fee	$58,958
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.83	97.8%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.04	9.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $614.68	-7.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJA
Innovator U.S. Equity Accelerated Plus ETF® - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - July
Trading Symbol	XTJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTJL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Equity Accelerated Plus ETF - July	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTJL for more recent performance information.
Net Assets	$ 14,825,314
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 45,466
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$14,825,314
Number of Holdings	3
Net Advisory Fee	$45,466
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.39	95.9%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.19	9.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $571.92	-5.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTJL
Innovator U.S. Equity Accelerated Plus ETF® - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Class Name	Innovator U.S. Equity Accelerated Plus ETF® - October
Trading Symbol	XTOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Accelerated Plus ETF® - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=XTOC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=XTOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Accelerated Plus ETF® - October	$39	0.79%
[92]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=XTOC for more recent performance information.
Net Assets	$ 13,420,014
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 51,601
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$13,420,014
Number of Holdings	3
Net Advisory Fee	$51,601
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.69	97.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.73	8.0%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $601.01	-5.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=XTOC
Innovator U.S. Equity Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - April
Class Name	Innovator U.S. Equity Buffer ETF™ - April
Trading Symbol	BAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - April	$39	0.79%
[93]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BAPR for more recent performance information.
Net Assets	$ 364,691,873
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 992,514
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$364,691,873
Number of Holdings	4
Net Advisory Fee	$992,514
Portfolio Turnover	0%
30-Day SEC Yield	-0.73%
30-Day SEC Yield Unsubsidized	-0.73%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.61	98.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.40	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $649.62	-1.5%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $509.06	-4.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAPR
Innovator U.S. Equity Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - August
Class Name	Innovator U.S. Equity Buffer ETF™ - August
Trading Symbol	BAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - August	$39	0.79%
[94]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BAUG for more recent performance information.
Net Assets	$ 153,729,239
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 694,730
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$153,729,239
Number of Holdings	4
Net Advisory Fee	$694,730
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.52	97.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.83	3.7%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $639.44	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $501.24	-1.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BAUG
Innovator U.S. Equity Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - December
Class Name	Innovator U.S. Equity Buffer ETF™ - December
Trading Symbol	BDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - December	$38	0.79%
[95]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BDEC for more recent performance information.
Net Assets	$ 191,252,566
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 895,966
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$191,252,566
Number of Holdings	4
Net Advisory Fee	$895,966
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.04	95.7%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.56	9.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $692.72	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $548.32	-5.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BDEC
Innovator U.S. Equity Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - February
Class Name	Innovator U.S. Equity Buffer ETF™ - February
Trading Symbol	BFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - February	$39	0.79%
[96]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BFEB for more recent performance information.
Net Assets	$ 186,508,562
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 598,077
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$186,508,562
Number of Holdings	4
Net Advisory Fee	$598,077
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.03	95.9%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.83	9.6%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $693.30	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $547.66	-5.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BFEB
Innovator U.S. Equity Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - January
Class Name	Innovator U.S. Equity Buffer ETF™ - January
Trading Symbol	BJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - January	$39	0.79%
[97]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJAN for more recent performance information.
Net Assets	$ 289,476,946
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,065,053
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$289,476,946
Number of Holdings	4
Net Advisory Fee	$1,065,053
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.87	96.5%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.09	8.1%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $677.16	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $533.34	-4.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJAN
Innovator U.S. Equity Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - July
Class Name	Innovator U.S. Equity Buffer ETF™ - July
Trading Symbol	BJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - July	$39	0.79%
[98]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJUL for more recent performance information.
Net Assets	$ 244,327,380
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 929,961
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$244,327,380
Number of Holdings	4
Net Advisory Fee	$929,961
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.46	98.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.24	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $638.97	0.0%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $495.24	-0.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUL
Innovator U.S. Equity Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - June
Class Name	Innovator U.S. Equity Buffer ETF™ - June
Trading Symbol	BJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - June	$39	0.79%
[99]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BJUN for more recent performance information.
Net Assets	$ 133,380,584
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 523,895
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$133,380,584
Number of Holdings	4
Net Advisory Fee	$523,895
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.28	99.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.38	1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $615.18	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $479.91	-0.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BJUN
Innovator U.S. Equity Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - March
Class Name	Innovator U.S. Equity Buffer ETF™ - March
Trading Symbol	BMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - March	$39	0.79%
[100]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BMAR for more recent performance information.
Net Assets	$ 182,054,264
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 696,567
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$182,054,264
Number of Holdings	4
Net Advisory Fee	$696,567
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.95	96.4%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.19	9.1%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $688.42	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $540.70	-5.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAR
Innovator U.S. Equity Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - May
Class Name	Innovator U.S. Equity Buffer ETF™ - May
Trading Symbol	BMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - May	$39	0.79%
[101]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BMAY for more recent performance information.
Net Assets	$ 119,875,454
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 507,488
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$119,875,454
Number of Holdings	7
Net Advisory Fee	$507,488
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13	-1.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63	-4.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BMAY
Innovator U.S. Equity Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - November
Class Name	Innovator U.S. Equity Buffer ETF™ - November
Trading Symbol	BNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - November	$39	0.79%
[102]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BNOV for more recent performance information.
Net Assets	$ 150,095,682
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 614,257
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$150,095,682
Number of Holdings	4
Net Advisory Fee	$614,257
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.70	97.1%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.66	6.2%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $659.11	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $517.46	-3.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BNOV
Innovator U.S. Equity Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - October
Class Name	Innovator U.S. Equity Buffer ETF™ - October
Trading Symbol	BOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - October	$39	0.79%
[103]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BOCT for more recent performance information.
Net Assets	$ 232,378,888
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 970,843
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$232,378,888
Number of Holdings	4
Net Advisory Fee	$970,843
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.75	96.8%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.78	6.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $658.73	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $522.12	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BOCT
Innovator U.S. Equity Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Buffer ETF™ - September
Class Name	Innovator U.S. Equity Buffer ETF™ - September
Trading Symbol	BSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=BSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=BSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Buffer ETF™ - September	$39	0.79%
[104]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=BSEP for more recent performance information.
Net Assets	$ 157,832,249
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 727,262
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$157,832,249
Number of Holdings	4
Net Advisory Fee	$727,262
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.65	97.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.70	4.9%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $648.34	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $512.95	-2.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=BSEP
Innovator U.S. Equity Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - April
Class Name	Innovator U.S. Equity Power Buffer ETF™ - April
Trading Symbol	PAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - April	$39	0.79%
[105]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PAPR for more recent performance information.
Net Assets	$ 772,330,268
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,872,336
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$772,330,268
Number of Holdings	4
Net Advisory Fee	$2,872,336
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.59	98.4%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.39	6.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $628.70	-2.6%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $475.48	-2.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAPR
Innovator U.S. Equity Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - August
Class Name	Innovator U.S. Equity Power Buffer ETF™ - August
Trading Symbol	PAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - August	$39	0.79%
[106]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PAUG for more recent performance information.
Net Assets	$ 753,949,160
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,167,125
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$753,949,160
Number of Holdings	4
Net Advisory Fee	$3,167,125
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.51	97.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.81	3.6%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $621.37	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $468.19	-0.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PAUG
Innovator U.S. Equity Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - December
Class Name	Innovator U.S. Equity Power Buffer ETF™ - December
Trading Symbol	PDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - December	$39	0.79%
[107]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PDEC for more recent performance information.
Net Assets	$ 979,866,636
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,709,496
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$979,866,636
Number of Holdings	4
Net Advisory Fee	$3,709,496
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.03	94.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $602.55	8.9%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.31	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $512.17	-3.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PDEC
Innovator U.S. Equity Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - February
Class Name	Innovator U.S. Equity Power Buffer ETF™ - February
Trading Symbol	PFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - February	$39	0.79%
[108]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PFEB for more recent performance information.
Net Assets	$ 825,565,607
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,717,947
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$825,565,607
Number of Holdings	4
Net Advisory Fee	$2,717,947
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.02	94.5%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $601.82	9.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.89	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $511.55	-3.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PFEB
Innovator U.S. Equity Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - January
Class Name	Innovator U.S. Equity Power Buffer ETF™ - January
Trading Symbol	PJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - January	$39	0.79%
[109]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJAN for more recent performance information.
Net Assets	$ 1,200,913,529
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 4,366,270
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,200,913,529
Number of Holdings	4
Net Advisory Fee	$4,366,270
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.86	95.4%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $586.08	7.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $656.64	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $498.17	-2.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJAN
Innovator U.S. Equity Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - July
Class Name	Innovator U.S. Equity Power Buffer ETF™ - July
Trading Symbol	PJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - July	$39	0.79%
[110]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJUL for more recent performance information.
Net Assets	$ 850,610,752
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,572,411
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$850,610,752
Number of Holdings	4
Net Advisory Fee	$3,572,411
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.44	97.7%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $544.22	2.6%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $618.78	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $462.59	-0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUL
Innovator U.S. Equity Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - June
Class Name	Innovator U.S. Equity Power Buffer ETF™ - June
Trading Symbol	PJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - June	$39	0.79%
[111]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PJUN for more recent performance information.
Net Assets	$ 577,089,301
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,267,971
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$577,089,301
Number of Holdings	4
Net Advisory Fee	$2,267,971
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.27	99.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $527.37	1.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $597.98	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $448.26	-0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PJUN
Innovator U.S. Equity Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - March
Class Name	Innovator U.S. Equity Power Buffer ETF™ - March
Trading Symbol	PMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - March	$39	0.79%
[112]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PMAR for more recent performance information.
Net Assets	$ 587,882,439
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,127,055
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$587,882,439
Number of Holdings	4
Net Advisory Fee	$2,127,055
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.94	95.2%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $594.18	8.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $666.31	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $505.05	-3.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAR
Innovator U.S. Equity Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - May
Class Name	Innovator U.S. Equity Power Buffer ETF™ - May
Trading Symbol	PMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - May	$40	0.79%
[113]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PMAY for more recent performance information.
Net Assets	$ 486,088,587
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 2,027,924
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$486,088,587
Number of Holdings	7
Net Advisory Fee	$2,027,924
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.55	98.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.54	6.8%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $631.51	-2.9%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $471.36	-3.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PMAY
Innovator U.S. Equity Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - November
Class Name	Innovator U.S. Equity Power Buffer ETF™ - November
Trading Symbol	PNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - November	$39	0.79%
[114]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PNOV for more recent performance information.
Net Assets	$ 655,089,615
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,040,251
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$655,089,615
Number of Holdings	4
Net Advisory Fee	$3,040,251
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.69	96.4%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.64	6.0%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $639.44	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $483.34	-2.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PNOV
Innovator U.S. Equity Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - October
Class Name	Innovator U.S. Equity Power Buffer ETF™ - October
Trading Symbol	POCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=POCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=POCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - October	$39	0.79%
[115]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=POCT for more recent performance information.
Net Assets	$ 788,108,860
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,317,657
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$788,108,860
Number of Holdings	4
Net Advisory Fee	$3,317,657
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.74	95.9%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $573.76	6.1%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $638.94	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $487.70	-1.9%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=POCT
Innovator U.S. Equity Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Power Buffer ETF™ - September
Class Name	Innovator U.S. Equity Power Buffer ETF™ - September
Trading Symbol	PSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=PSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=PSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Power Buffer ETF™ - September	$39	0.79%
[116]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=PSEP for more recent performance information.
Net Assets	$ 685,900,757
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,274,578
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$685,900,757
Number of Holdings	4
Net Advisory Fee	$3,274,578
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.64	96.6%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.68	4.8%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $630.19	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $479.13	-1.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=PSEP
Innovator U.S. Equity Ultra Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - April
Trading Symbol	UAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - April	$39	0.79%
[117]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UAPR for more recent performance information.
Net Assets	$ 148,317,599
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 551,177
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$148,317,599
Number of Holdings	4
Net Advisory Fee	$551,177
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.58	98.0%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $531.42	5.3%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $363.60	-0.9%
SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $627.97	-2.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAPR
Innovator U.S. Equity Ultra Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - August
Trading Symbol	UAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - August	$39	0.79%
[118]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UAUG for more recent performance information.
Net Assets	$ 145,681,469
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 773,581
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$145,681,469
Number of Holdings	4
Net Advisory Fee	$773,581
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.49	97.9%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $523.27	2.3%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $358.03	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $624.84	-0.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UAUG
Innovator U.S. Equity Ultra Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - December
Trading Symbol	UDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - December for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - December	$39	0.79%
[119]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UDEC for more recent performance information.
Net Assets	$ 398,720,394
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 772,064
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$398,720,394
Number of Holdings	4
Net Advisory Fee	$772,064
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $6.01	94.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $572.42	6.4%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $674.55	-0.2%
SPDR S&P 500 ETF Trust, Expiration: 11/28/2025; Exercise Price: $391.66	-0.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UDEC
Innovator U.S. Equity Ultra Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - February
Trading Symbol	UFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - February for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - February	$39	0.79%
[120]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UFEB for more recent performance information.
Net Assets	$ 242,551,688
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 414,810
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$242,551,688
Number of Holdings	4
Net Advisory Fee	$414,810
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $6.01	94.2%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $571.73	7.0%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $672.35	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 01/30/2026; Exercise Price: $391.18	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UFEB
Innovator U.S. Equity Ultra Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - January
Trading Symbol	UJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - January	$39	0.79%
[121]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJAN for more recent performance information.
Net Assets	$ 247,625,337
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 762,519
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$247,625,337
Number of Holdings	4
Net Advisory Fee	$762,519
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $5.85	95.3%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $556.78	5.9%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $655.35	-0.6%
SPDR S&P 500 ETF Trust, Expiration: 12/31/2025; Exercise Price: $380.95	-0.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJAN
Innovator U.S. Equity Ultra Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - July
Trading Symbol	UJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - July	$39	0.79%
[122]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJUL for more recent performance information.
Net Assets	$ 135,621,294
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 522,159
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$135,621,294
Number of Holdings	4
Net Advisory Fee	$522,159
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $5.43	98.4%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $517.01	1.5%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $353.74	-0.1%
SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $622.48	-0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUL
Innovator U.S. Equity Ultra Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - June
Trading Symbol	UJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - June	$39	0.79%
[123]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UJUN for more recent performance information.
Net Assets	$ 62,388,486
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 276,530
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$62,388,486
Number of Holdings	4
Net Advisory Fee	$276,530
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $5.26	99.4%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $501.00	0.5%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $342.79	0.0%
SPDR S&P 500 ETF Trust, Expiration: 05/30/2025; Exercise Price: $602.89	-0.1%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UJUN
Innovator U.S. Equity Ultra Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - March
Trading Symbol	UMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - March for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - March	$40	0.79%
[124]
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UMAR for more recent performance information.
Net Assets	$ 127,922,258
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 346,157
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$127,922,258
Number of Holdings	4
Net Advisory Fee	$346,157
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $5.93	94.9%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $564.47	6.7%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $663.88	-0.8%
SPDR S&P 500 ETF Trust, Expiration: 02/27/2026; Exercise Price: $386.22	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAR
Innovator U.S. Equity Ultra Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - May
Trading Symbol	UMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - May for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - May	$39	0.79%
[125]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UMAY for more recent performance information.
Net Assets	$ 45,040,195
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 193,973
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$45,040,195
Number of Holdings	7
Net Advisory Fee	$193,973
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53	98.7%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81	5.2%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $360.45	-1.0%
SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $624.36	-3.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UMAY
Innovator U.S. Equity Ultra Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - November
Trading Symbol	UNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - November	$39	0.79%
[126]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UNOV for more recent performance information.
Net Assets	$ 139,068,356
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 402,054
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$139,068,356
Number of Holdings	4
Net Advisory Fee	$402,054
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.67	96.7%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $540.21	4.3%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $369.62	-0.5%
SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $635.57	-0.7%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UNOV
Innovator U.S. Equity Ultra Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - October
Trading Symbol	UOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=UOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=UOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - October	$39	0.79%
[127]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=UOCT for more recent performance information.
Net Assets	$ 206,447,159
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 745,402
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$206,447,159
Number of Holdings	4
Net Advisory Fee	$745,402
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $5.72	96.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $545.07	4.2%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $636.54	-0.4%
SPDR S&P 500 ETF Trust, Expiration: 09/30/2025; Exercise Price: $372.94	-0.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=UOCT
Innovator U.S. Equity Ultra Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Class Name	Innovator U.S. Equity Ultra Buffer ETF™ - September
Trading Symbol	USEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Equity Ultra Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=USEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=USEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Equity Ultra Buffer ETF™ - September	$39	0.79%
[128]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=USEP for more recent performance information.
Net Assets	$ 130,322,991
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 614,563
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$130,322,991
Number of Holdings	4
Net Advisory Fee	$614,563
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.62	97.1%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $535.50	3.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $366.39	-0.3%
SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $630.59	-0.3%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=USEP
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Class Name	Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly
Trading Symbol	RBUF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=RBUF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=RBUF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap 10 Buffer ETF™ - Quarterly	$39	0.79%
[129]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=RBUF for more recent performance information.
Net Assets	$ 43,454,602
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 244,433
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$43,454,602
Number of Holdings	4
Net Advisory Fee	$244,433
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $0.50	97.7%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $199.49	4.9%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $209.60	-1.1%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $179.54	-1.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=RBUF
Innovator U.S. Small Cap Power Buffer ETF™ - April
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - April
Trading Symbol	KAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - April for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAPR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - April	$38	0.79%
[130]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KAPR for more recent performance information.
Net Assets	$ 184,743,903
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 676,437
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$184,743,903
Number of Holdings	4
Net Advisory Fee	$676,437
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $1.99	97.3%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $199.49	8.9%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $235.20	-2.6%
iShares Russell 2000 ETF, Expiration: 03/31/2026; Exercise Price: $169.57	-3.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAPR
Innovator U.S. Small Cap Power Buffer ETF™ - August
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - August
Trading Symbol	KAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - August for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KAUG. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - August	$38	0.79%
[131]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KAUG for more recent performance information.
Net Assets	$ 92,684,585
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 405,513
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$92,684,585
Number of Holdings	4
Net Advisory Fee	$405,513
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $2.24	90.0%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $223.86	13.2%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $267.78	0.0%
iShares Russell 2000 ETF, Expiration: 07/31/2025; Exercise Price: $190.28	-3.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KAUG
Innovator U.S. Small Cap Power Buffer ETF™ - December
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - December
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - December
Trading Symbol	KDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - December for the period of November 29, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - December	$31	0.79%
[132]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC for more recent performance information.
Net Assets	$ 48,002,042
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 189,135
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$48,002,042
Number of Holdings	4
Net Advisory Fee	$189,135
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $2.42	87.8%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $241.87	20.2%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $283.88	-0.1%
iShares Russell 2000 ETF, Expiration: 11/28/2025; Exercise Price: $205.59	-8.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KDEC
Innovator U.S. Small Cap Power Buffer ETF™ - February
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - February
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - February
Trading Symbol	KFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - February for the period of January 31, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - February	$18	0.79%
[133]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB for more recent performance information.
Net Assets	$ 24,006,642
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 40,826
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$24,006,642
Number of Holdings	4
Net Advisory Fee	$40,826
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $2.26	91.2%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $226.48	15.4%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $266.34	-0.4%
iShares Russell 2000 ETF, Expiration: 01/30/2026; Exercise Price: $192.51	-6.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KFEB
Innovator U.S. Small Cap Power Buffer ETF™ - January
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - January
Trading Symbol	KJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - January for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJAN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - January	$38	0.79%
[134]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJAN for more recent performance information.
Net Assets	$ 297,587,302
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 1,337,392
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$297,587,302
Number of Holdings	4
Net Advisory Fee	$1,337,392
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $2.21	92.0%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $220.96	13.6%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $259.52	-0.5%
iShares Russell 2000 ETF, Expiration: 12/31/2025; Exercise Price: $187.82	-5.4%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJAN
Innovator U.S. Small Cap Power Buffer ETF™ - July
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - July
Trading Symbol	KJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - July for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUL. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - July	$38	0.79%
[135]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJUL for more recent performance information.
Net Assets	$ 111,773,981
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 600,842
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$111,773,981
Number of Holdings	4
Net Advisory Fee	$600,842
Portfolio Turnover	0%
30-Day SEC Yield	-0.76%
30-Day SEC Yield Unsubsidized	-0.76%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $2.03	95.1%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $202.89	5.7%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $240.18	-0.0%
iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $172.46	-1.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUL
Innovator U.S. Small Cap Power Buffer ETF™ - June
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - June
Trading Symbol	KJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - June for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KJUN. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Innovator U.S. Small Cap Power Buffer ETF - June	$38	0.79%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KJUN for more recent performance information.
Net Assets	$ 19,465,663
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 47,836
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$19,465,663
Number of Holdings	4
Net Advisory Fee	$47,836
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $2.06	94.4%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $205.77	5.8%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $242.85	0.0%
iShares Russell 2000 ETF, Expiration: 05/30/2025; Exercise Price: $174.90	-0.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KJUN
Innovator U.S. Small Cap Power Buffer ETF™ - March
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - March
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - March
Trading Symbol	KMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - March for the period of February 28, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - March	$12	0.79%
[136]
Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR for more recent performance information.
Net Assets	$ 10,998,195
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 11,415
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$10,998,195
Number of Holdings	4
Net Advisory Fee	$11,415
Portfolio Turnover	0%
30-Day SEC Yield	-0.74%
30-Day SEC Yield Unsubsidized	-0.74%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $2.15	93.7%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $214.65	12.1%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $252.32	-1.1%
iShares Russell 2000 ETF, Expiration: 02/27/2026; Exercise Price: $182.45	-5.0%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAR
Innovator U.S. Small Cap Power Buffer ETF™ - May
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - May
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - May
Trading Symbol	KMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - May for the period of April 30, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - May	$0	0.79%
[137]
Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY for more recent performance information.
Net Assets	$ 1,237,092
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$1,237,092
Number of Holdings	4
Net Advisory Fee	$0
Portfolio Turnover	0%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $1.95	98.8%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $194.86	8.2%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $230.95	-3.6%
iShares Russell 2000 ETF, Expiration: 04/30/2026; Exercise Price: $165.63	-3.6%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=KMAY
Innovator U.S. Small Cap Power Buffer ETF™ - November
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - November
Trading Symbol	KNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - November for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KNOV. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - November	$38	0.79%
[138]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KNOV for more recent performance information.
Net Assets	$ 17,406,220
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 72,692
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$17,406,220
Number of Holdings	4
Net Advisory Fee	$72,692
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $2.18	92.2%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $217.76	11.9%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $256.56	-0.3%
iShares Russell 2000 ETF, Expiration: 10/31/2025; Exercise Price: $185.10	-4.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KNOV
Innovator U.S. Small Cap Power Buffer ETF™ - October
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - October
Trading Symbol	KOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - October for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KOCT. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - October	$38	0.79%
[139]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KOCT for more recent performance information.
Net Assets	$ 102,501,427
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 495,857
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$102,501,427
Number of Holdings	4
Net Advisory Fee	$495,857
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $2.21	91.4%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $220.89	12.7%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $258.22	-0.2%
iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $187.76	-4.2%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KOCT
Innovator U.S. Small Cap Power Buffer ETF™ - September
Shareholder Report [Line Items]
Fund Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Class Name	Innovator U.S. Small Cap Power Buffer ETF™ - September
Trading Symbol	KSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator U.S. Small Cap Power Buffer ETF™ - September for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/?ticker=KSEP. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/?ticker=KSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator U.S. Small Cap Power Buffer ETF™ - September	$38	0.79%
[140]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/?ticker=KSEP for more recent performance information.
Net Assets	$ 12,132,717
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 61,994
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$12,132,717
Number of Holdings	4
Net Advisory Fee	$61,994
Portfolio Turnover	0%
30-Day SEC Yield	-0.75%
30-Day SEC Yield Unsubsidized	-0.75%

Holdings [Text Block]

Top Holdings	(%)
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $2.20	91.3%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $220.08	12.0%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $257.58	-0.1%
iShares Russell 2000 ETF, Expiration: 08/29/2025; Exercise Price: $187.07	-3.5%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/?ticker=KSEP
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Shareholder Report [Line Items]
Fund Name	Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Class Name	Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly
Trading Symbol	QBF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly for the period of February 5, 2025, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF. You can also request this information by contacting us at 800.208.5212.
Additional Information Phone Number	800.208.5212
Additional Information Website	https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Innovator Uncapped Bitcoin 20 Floor ETF® - Quarterly	$18	0.79%
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Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF for more recent performance information.
Net Assets	$ 9,405,708
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 12,623
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$9,405,708
Number of Holdings	3
Net Advisory Fee	$12,623
Portfolio Turnover	0%
30-Day SEC Yield	2.33%
30-Day SEC Yield Unsubsidized	2.33%

Holdings [Text Block]

Top Holdings	(%)
United States Treasury Bill	72.8%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: $156.06	32.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 06/30/2025; Exercise Price: $195.08	-4.8%

Updated Prospectus Web Address	https://www.innovatoretfs.com/etf/default.aspx?ticker=QBF

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